SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 market reportable_segment vessel customer	Dec. 31, 2011 customer	Dec. 31, 2010 customer
Revenue from External Customer [Line Items]
Total operating revenues	$ 37,315	$ 55,497	$ 40,825
Number of reportable segments	1
Number of operating segments	2
Number of VLCCs sold	3
Number of VLCCs operated in tanker market	4
Revenue, number of major customers	3	6	3
Percent of revenue from single customer (in hundredths)	10.00%	10.00%	10.00%
Name of Major Customer 1 {Member}
Revenue from External Customer [Line Items]
Total operating revenues	17,400	19,200	28,000
Name of Major Customer 2 [Member]
Revenue from External Customer [Line Items]
Total operating revenues	11,600	16,100	19,100
Name of Major Customer 3 [Member]
Revenue from External Customer [Line Items]
Total operating revenues	5,100	14,700	14,600
Name of Major Customer 4 [Member]
Revenue from External Customer [Line Items]
Total operating revenues		11,600
Name of Major Customer 5 [Member]
Revenue from External Customer [Line Items]
Total operating revenues		11,600
Name of Major Customer 6 [Member]
Revenue from External Customer [Line Items]
Total operating revenues		10,000
Drybulk Carrier Market [Member]
Revenue from External Customer [Line Items]
Total operating revenues	$ 37,315	$ 55,497	$ 40,825